------------------- [EMPIRE BUILDER TAX FREE BOND FUND LOGO] -------------------

                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-800-847-5886

                                                                 October 1, 1997

Dear Shareholder,

     We are pleased to present the semi-annual report for the Empire Builder Tax Free Bond Fund for the six months ended August 31, 1997.

     With the shortage of skilled labor and growing union militancy, inflation may be on the verge of increasing. This will be a negative for interest rates and the bond market. Even though municipals are much cheaper than taxables, they could be mildly vulnerable at these levels and we are increasingly cautious. The strength of the economy and of the stock market reinforces this view.

     While the inflation outlook remains favorable as measured by consumer and producer prices, a number of other economic and market factors remain troublesome. The employment picture and labor markets remain very tight. Retail sales have rebounded after bottoming in April and consumer confidence remains very strong. The Fed, while not raising rates at its last meeting, continues to warn that they feel the risks remain weighted toward a stronger economy and they will do whatever it takes to keep inflation in check. We will maintain our conservative approach to the market. As always preservation of capital is foremost in our minds. The Fund remains heavily weighted in triple AAA bonds.

     In our opinion, the no-load structure of the Empire Builder continues to offer value to you, the Shareholders. We look forward to helping you meet your investment needs.

                                          Sincerely,

                                          /s/ Seth M. Glickenhaus

                                          Seth M. Glickenhaus
                                          President

                     THE EMPIRE BUILDER TAX FREE BOND FUND
            PORTFOLIO OF INVESTMENTS  -- AUGUST 31, 1997 (UNAUDITED)

  Credit                                                Principal
 Ratings*   Municipal Securities -- 88.0%                Amount          Value
----------  ----------------------------------------  -------------  -------------
            NEW YORK CITY--0.01%
 Aaa/AAA    New York City, GO, Sub-Series C-1,
              6.63%, 8/1/12, MBIA, Callable 8/1/02 @
              101.5                                   $     105,000  $     114,975
                                                                     -------------
            TOTAL NEW YORK CITY (Identified Cost
              $104,212).............................                       114,975
                                                                     -------------

            NEW YORK STATE AGENCIES--61.9%
            Empire State Development Corp. (Urban
              Development Corp.):
 Aaa/AAA      Correctional Capital Facilities,
                Series 5, 5.50%, 1/1/25, MBIA,
                Callable 1/1/05 @ 102...............      2,000,000      1,975,000
Baa1/BBB+     University Facilities Grants, 6.00%,
                1/1/08..............................        850,000        903,125
Baa1/BBB+     University Facilities Grants, 6.00%,
                1/1/09..............................        905,000        962,694
Baa1/BBB+     University Facilities Grants, 6.00%,
                1/1/10..............................        955,000      1,012,300
Baa1/BBB+     Youth Facilities, 5.75%, 4/1/08,
                Callable 4/1/05 @ 102...............      1,000,000      1,037,500
            New York State Dormitory Authority:
 Aaa/AAA      City University, 6.88%, 7/1/14, MBIA,
                Callable 7/1/04 @ 102...............      4,825,000      5,482,406
 Baa1/NR      City University, Series D, 8.20%,
                7/1/12, Callable 7/1/98 @ 102.......      2,500,000      2,633,175
 Aaa/AAA      Cooper Union, 5.38%, 7/1/20, AMBAC,
                Callable 7/1/06 @ 102...............        860,000        841,725
  Aa2/AA      Cornell University, Series A, 7.38%,
                7/1/20, Callable 7/1/00 @ 102.......        750,000        820,313
  NR/AAA      Heritage House, 7.00%, 8/1/31, FHA
                232, Callable 8/1/01 @ 102..........        480,000        522,000
 Aaa/AAA      Millard Fillmore Hospital, 5.00%,
                2/1/06, AMBAC/FHA 242, Callable
                8/1/04 @ 105........................        910,000        917,963
 Aaa/AAA      Millard Fillmore Hospital, 5.00%,
                8/1/06, AMBAC/FHA 242, Callable
                8/1/04 @ 105........................      1,735,000      1,750,181
 Aaa/AAA      Mount Sinai School of Medicine, 6.75%,
                7/1/15, MBIA,
                Callable 7/1/01 @ 102...............      2,250,000      2,438,437

 Aaa/AAA      Rockefeller University, Series A,
                6.75%, 7/1/10,
                Callable 7/1/01 @ 102...............        525,000        574,875
 Aaa/AAA      Rockefeller University, Series A,
                6.75%, 7/1/11,
                Callable 7/1/01 @ 102...............      1,000,000      1,091,250
  NR/AAA      St. John's Fisher College, 6.75%,
                7/1/11, Connie Lee,
                Callable 7/1/01 @ 102...............      2,670,000      2,890,275
 Aaa/AAA      St. Joseph's Hospital Health Center,
                GO, 5.25%, 7/1/18, MBIA, Callable
                7/1/07 @ 102........................      1,000,000        975,000
  NR/AAA      St. Francis & Health, 7.65%, 8/1/30,
                FHA 232, Pre-refunded 8/1/00 @
                102.................................        975,000      1,082,250
 Aaa/AAA      Special Action School Districts
                Program, 6.00%, 7/1/19, MBIA,
                Callable 7/1/05 @ 102...............      3,540,000      3,725,850
Baa1/BBB+     State University Educational
                Facilities, Series A, 5.25%,
                5/15/01.............................      1,450,000      1,486,250
  A1/NR       Teresian House Project, 5.25%, 7/1/17,
                Callable 7/1/07 @ 102, LC Fleet
                Bank................................      3,000,000      2,868,750

    The accompanying notes are an integral part of the financial statements.
                                       2

                     THE EMPIRE BUILDER TAX FREE BOND FUND
      PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1997 (UNAUDITED) -- CONTINUED

  Credit                                                Principal
 Ratings*   Municipal Securities -- continued            Amount          Value
----------  ----------------------------------------  -------------  -------------
            NEW YORK STATE
              AGENCIES--61.9% -- CONTINUED
            New York State Environmental Facility
              Corp.:
 Aaa/AAA      Pollution Control Revenue, State
                Water, Revolving Fund, Pooled Loan,
                Series C, 5.90%, 1/15/18, Callable
                1/15/06 @ 102.......................  $   1,510,000  $   1,555,300
            New York State Housing Finance Agency:
  Aa2/NR      Multi-Family Housing, Secured Mortgage
                Program, Series C, 6.45%, 8/15/14,
                SONYMA, Callable 2/15/04 @ 102......      2,245,000      2,399,344
  A1/NR       Village of St. John Project, 8.25%,
                5/1/09, HUD Section 8, Callable
                11/3/97 @ 101.......................      1,640,000      1,642,050

            New York State Medical Care Facilities
              Finance Agency:
 Aaa/AAA      Long Term Health Care, Series D,
                6.50%, 11/1/15, SONYMA/FSA, Callable
                11/1/02 @ 102.......................      2,245,000      2,444,244
Baa1/BBB+     Mental Health Services Facilities,
                7.63%, 2/15/08, Callable 2/15/98 @
                102.................................        330,000        341,279
Baa1/BBB+     Mental Health Service Facilities,
                7.88%, 8/15/20,
                Callable 8/15/00 @ 102..............        385,000        422,056
 Aaa/AAA      Mental Health Services Facilities,
                Series E, 6.25%, 2/15/09, FSA,
                Callable 8/15/04 @ 102..............      1,420,000      1,553,125
 Aaa/AAA      St. Mary's Hospital Project, Series A,
                6.20%, 11/1/14, AMBAC, Callable
                11/1/03 @ 102.......................      2,100,000      2,247,000
 Aaa/AAA      Unrefunded Balance, Series F, 5.25%,
                2/15/19, FGIC/TCRS, Callable 2/15/04
                @ 102...............................      7,200,000      6,948,000
 Aaa/AAA      Hospital & Nursing, Series A, 6.20%,
                2/15/21, AMBAC/TCRS/FHA 242,
                Callable 2/15/04 @ 102..............      2,500,000      2,615,625
 Aaa/AAA      Hospital, Series A, 5.38%, 2/15/25,
                MBIA/FHA 242,
                Callable 2/15/04 @ 102..............      4,055,000      3,968,831
 Aaa/AAA      New York Hospital, Series A, 6.50%,
                8/15/29, AMBAC/FHA 242, Callable
                2/15/05 @ 102.......................      1,500,000      1,648,125
 Aaa/AAA      New York Hospital, Series A, 6.90%,
                8/15/34, AMBAC/FHA 242, Callable
                2/15/05 @ 102.......................      3,350,000      3,772,938
            New York State Thruway Authority:
 Aaa/AAA      Service Contract Revenue, Local
                Highways & Bridges, 5.30%, 4/1/04,
                AMBAC/TCRS..........................      5,825,000      6,058,000
                                                                     -------------
            TOTAL NEW YORK STATE AGENCIES
              (Identified Cost $69,881,377).........                    73,607,236
                                                                     -------------

            OTHER NEW YORK STATE BONDS--21.1%
 Baa1/NR      Albany County Housing Authority, Ltd.
                Obligation, 6.25%, 10/1/12, Callable
                10/1/05 @ 102.......................      1,000,000      1,050,000
 Aaa/AAA      Buffalo Municipal Water Finance
                Authority, Water System Revenue,
                5.75%, 7/1/19, FGIC, Callable 7/1/05
                @ 102...............................        500,000        511,250
 Aaa/AAA      Dutchess County, Resource Recovery
                Agency, Solid Waste Management,
                Series A, 7.50%, 1/1/09, FGIC,
                Callable 1/1/00 @ 102...............      1,500,000      1,620,000


    The accompanying notes are an integral part of the financial statements.
                                       3

                     THE EMPIRE BUILDER TAX FREE BOND FUND
      PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1997 (UNAUDITED) -- CONTINUED

                                                        Shares or
  Credit                                                Principal
 Ratings*   Municipal Securities -- 88.0%                Amount          Value
----------  ----------------------------------------  -------------  -------------
            OTHER NEW YORK STATE
              BONDS--21.1% -- CONTINUED
  NR/AAA      East Rochester Housing Authority, St.
                John's Health Care Corp. Project,
                5.75%, 8/1/37, MBIA/FHA 232,
                Callable 8/1/07 @ 102...............  $   1,800,000  $   1,829,250
 Aaa/AAA      Evans, GO, 6.80%, 4/15/12, AMBAC......        225,000        264,375
 Aaa/AAA      Evans, GO, 6.80%, 4/15/13, AMBAC......        225,000        264,656
  NR/AAA      Lillian Cooper Housing Development
                Corp. Mortgage Revenue, Series A,
                7.00%, 1/1/22, FNMA/FHA 221(D)4,
                Callable 7/1/01 @ 100...............      1,100,000      1,170,125
 Aaa/AAA      Metropolitan Transit Authority of New
                York, Commuter Facilities Revenue,
                Series C, 5.25%, 7/1/17, FGIC,
                Callable 7/1/07 @ 101...............      4,300,000      4,214,000
 Aaa/AAA      Mount Sinai United Free School
                District, GO, 6.20%, 2/15/12,
                AMBAC...............................      1,065,000      1,183,481
 Aaa/AAA      North Hempstead, GO, Series B, 6.38%,
                4/1/09, FGIC........................        570,000        645,525
 Aaa/AAA      North Hempstead, GO, Series B, 6.40%,
                4/1/10, FGIC........................        560,000        634,200
 Aaa/AAA      Port Authority of New York & New
                Jersey, Consolidated, 109th Series,
                5.38%, 7/15/27, FSA, Callable
                1/15/07 @ 101.......................      7,840,000      7,673,400
  A1/A-       Triborough Bridge & Tunnel Authority,
                Special Obligation, Series B, 7.10%,
                1/1/10, Callable 1/1/01 @ 102.......      3,725,000      4,055,594
                                                                     -------------
            TOTAL OTHER NEW YORK STATE BONDS
              (Identified Cost $24,128,653).........                    25,115,856
                                                                     -------------
            OTHER MUNICIPAL BONDS--5.0%
 Aaa/AAA      Guam Government, Limited Obligation,
                Highway Revenue, Series A, 6.25%,
                5/1/07, FSA, Callable 5/1/02 @
                102.................................      1,000,000      1,086,250

 Aaa/AAA      Puerto Rico, Public Buildings
                Authority, Government Facilities,
                Series B, 5.00%, 7/1/12, MBIA,
                Callable 7/1/07 @ 101.5.............      5,000,000      4,912,500
                                                                     -------------
            TOTAL MUNICIPAL BONDS (Identified Cost
              5,928,070)                                                 5,998,750
                                                                     -------------
            INVESTMENT COMPANY--2.9%
              Dreyfus New York Municipal Cash
              Management Fund.......................      3,500,000      3,500,000
                                                                     -------------
            TOTAL INVESTMENT COMPANY (Identified
              Cost $3,500,000)......................                     3,500,000
                                                                     -------------
            TOTAL INVESTMENTS--91.0% (Identified
              Cost $103,542,312) (a)................                   108,336,817
            OTHER ASSETS LESS LIABILITIES--9.0%.....                    10,687,612
                                                                     -------------
            NET ASSETS--100.0%......................                 $ 119,024,429
                                                                     -------------
                                                                     -------------

------------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation............................................  $   4,915,800
Unrealized depreciation............................................       (121,295)
                                                                     -------------
Net unrealized appreciation........................................  $   4,794,505
                                                                     -------------
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.
                                       4

                     THE EMPIRE BUILDER TAX FREE BOND FUND
      PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1997 (UNAUDITED) -- CONTINUED

*Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

     MOODY'S     STANDARD & POOR'S
       Aaa              AAA          Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
       Aa               AA           Instrument judged to be of high quality by all standards.
        A                A           Instrument judged to be adequate quality by all standards.
       Baa              BBB          Instrument judged to be moderate quality by all standards.
       NR               NR           Not Rated. In the opinion of the Investment Adviser, Instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THIS STATEMENT:

AMBAC        Insured as to principal and interest by the AMBAC Indemnity Corporation.
Connie Lee   Insured as to principal and interest by Connie Lee Insurance Company.
FGIC         Insured as to principal and interest by the Financial Guarantee Insurance Corporation.
FHA          Insured by the Federal Housing Administration.
FNMA         Insured by the Federal National Mortgage Association.
FSA          Insured as to principal and interest by Financial Security Assurance.
GO           General Obligation
HUD          Department of Housing and Urban Development.
LC           Letter of Credit
MBIA         Insured as to principal and interest by the Municipal Bond Insurance Association.
SONYMA       Insured as to principal and interest by the State of New York Mortgage Association.
TCRS         Transferable Custodial Receipts

    The accompanying notes are an integral part of the financial statements.
                                       5

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                AUGUST 31, 1997

ASSETS:
  Investments in securities, at value (identified cost $103,542,312).............................  $  108,336,817
  Cash...........................................................................................       4,398,747
  Interest receivable............................................................................       1,060,135
  Receivable for investment securities sold......................................................       5,504,623
  Prepaid expenses and other assets..............................................................          30,988
                                                                                                   --------------
    Total Assets.................................................................................     119,331,310

LIABILITIES:
  Income distribution payable....................................................  $       89,431
  Payable for fund shares redeemed...............................................          15,000
  Advisor fee payable............................................................          39,587
  Administrative services fee payable............................................          19,345
  Shareholder servicing and dividend disbursing agent fees payable
    Builder......................................................................          39,567
    Premier......................................................................           7,941
  Audit fees payable.............................................................          15,039
  Fund accounting fees payable...................................................           4,666
  Legal fees payable.............................................................          51,387
  Trustees' fees payable.........................................................           2,180
  Reports to shareholders fees payable...........................................          18,628
  Other liabilities..............................................................           4,110
                                                                                   --------------
    Total Liabilities............................................................................         306,881
                                                                                                   --------------
NET ASSETS.......................................................................................  $  119,024,429
                                                                                                   --------------
                                                                                                   --------------
NET ASSETS:
  Net assets consist of:
    Paid-in capital..............................................................................  $  113,375,928
    Accumulated net realized gains on investments................................................         853,996
    Net unrealized appreciation on investments...................................................       4,794,505
                                                                                                   --------------
NET ASSETS.......................................................................................  $  119,024,429
                                                                                                   --------------
                                                                                                   --------------
SHARES OF BENEFICIAL INTEREST:
  Builder Class:
  Shares of beneficial interest outstanding......................................       3,183,934
                                                                                   --------------
                                                                                   --------------
  Net Asset Value, offering and redemption price per share
    ($57,047,638 divided by 3,183,934 shares)
  Net Asset Value per share......................................................  $        17.92
                                                                                   --------------
                                                                                   --------------

  Premier Class:
  Shares of beneficial interest outstanding......................................       3,459,943
                                                                                   --------------
                                                                                   --------------
  Net Asset Value, offering and redemption price per share
    ($61,976,791 divided by 3,459,943 shares)....................................  $        17.91
                                                                                   --------------
                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.
                                       6

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                      STATEMENT OF OPERATIONS (UNAUDITED)
                    FOR THE SIX MONTHS ENDED AUGUST 31, 1997

INCOME:
  Interest.........................................................  $3,341,282

EXPENSES:
  Advisory fees.......................................  $   231,384
  Administrative services fees........................      113,315
  Shareholder servicing and dividend disbursing agent
    fees :
    Builder Class.....................................       71,208
    Premier Class.....................................       13,029
  Custodian fees......................................       28,051
  Legal fees..........................................       16,387
  Fund accounting fees and expenses...................       20,654
  Reports to shareholders.............................       18,628
  Insurance expense...................................        5,855
  Audit fees..........................................       15,039
  Registration fees...................................        6,083
  Trustees' fees and expenses.........................       11,180
  Other expenses......................................        5,431
                                                        -----------
    Total expenses before waivers.....................      556,244
    Less: custody fee credits.........................      (28,051)
                                                        -----------
  Net expenses.....................................................     528,193
                                                                     ----------
  NET INVESTMENT INCOME............................................   2,813,089

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions.......      866,061
  Net change in unrealized appreciation/depreciation
    on investments....................................      334,179
                                                        -----------
    Net gains on investments.......................................   1,200,240
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $4,013,329
                                                                     ----------
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.
                                       7

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       For the
                                                      Six Months
                                                        Ended        For the Year
                                                      August 31,        Ended
                                                         1997        February 28,
                                                     (unaudited)         1997
                                                     ------------    ------------
INCREASE IN NET ASSETS:

OPERATIONS:
  Net investment income...........................   $  2,813,089    $  5,706,608
  Net realized gains on investments...............        866,061         720,080
  Net realized losses on futures contracts........             --        (732,415)
  Net change in unrealized
    appreciation/depreciation on investments
    including futures contracts...................        334,179        (656,980)
                                                     ------------    ------------
  Net increase in net assets resulting from
    operations....................................      4,013,329       5,037,293
                                                     ------------    ------------
Distributions to shareholders from:
  Net investment income--Builder Class............     (1,344,008)     (3,318,420)
  Net investment income--Premier Class............     (1,469,081)     (2,388,188)
  Net realized gains on investments--Builder
    Class.........................................             --        (535,066)
  Net realized gains on investments--Premier
    Class.........................................             --        (304,958)
                                                     ------------    ------------
  Total distributions.............................     (2,813,089)     (6,546,632)
                                                     ------------    ------------
SHARE TRANSACTIONS:
  Proceeds from sales of 185,585 shares and
    535,999 shares respectively-- Builder Class...      3,315,873       9,479,126
  Proceeds from sales of 240,813 shares and
    3,525,184 shares respectively--Premier
    Class.........................................      4,281,167      61,910,250
  Proceeds from reinvestment of income and capital
    gains of 66,631 shares and 190,410 shares
    respectively--Builder Class...................      1,181,748       3,354,882
  Proceeds from reinvestment of income and capital
    gains of 74,268 shares and 137,550 shares
    respectively--Premier Class...................      1,315,564       2,422,316
  Cost of 403,048 shares and 3,954,973 shares
    respectively redeemed-- Builder Class.........     (7,144,810)    (69,479,003)
  Cost of 203,360 shares and 314,512 shares
    respectively redeemed-- Premier Class.........     (3,614,549)     (5,549,298)
                                                     ------------    ------------

  Net increase (decrease) in net assets from
    capital share transaction.....................       (665,007)      2,138,273
                                                     ------------    ------------
  Net increase in net assets......................        535,233         628,934

NET ASSETS:
  Beginning of year...............................    118,489,196     117,860,262
                                                     ------------    ------------
  End of year.....................................   $119,024,429    $118,489,196
                                                     ------------    ------------
                                                     ------------    ------------

    The accompanying notes are an integral part of the financial statements.
                                       8

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  DESCRIPTION AND SHARES OF THE FUND:

     The Empire Builder Tax Free Bond Fund (the 'Fund') was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

     The Fund offers two classes of shares; the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

SECURITY VALUATION

     Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's investment adviser, under the general supervision of the trustees of the Fund.

     Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.


SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date. Interest income is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

TAXES

     The Fund qualifies and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue code of 1986, as amended, and to distribute all or substantially all of its tax-exempt and taxable income to its shareholders. Therefore, no federal income tax provision is required.

     In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

FUTURE CONTRACTS

     The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the values of New York tax exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

DISTRIBUTIONS AND DIVIDENDS

     Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes to shareholders substantially all net capital gains realized from portfolio transactions.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding shares.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES:

     Purchases and sales of investment securities, excluding short-term investments, during the six months ended August 31, 1997 amounted to $114,071,562 and $121,434,409, respectively.

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS:

     The Fund retains Glickenhaus & Co. (The 'Adviser') to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000. For the six months ended August 31, 1997, the advisory fee earned by the Adviser was $231,384.

     Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the six months ended August 31, 1997, there was no reduction of advisory fees pursuant to this agreement.

     BISYS Fund Services provides the Fund with administrative services pursuant to an administrative services agreement (the 'Administration Agreement'). BISYS receives a fee from the Fund, computed daily and paid monthly at the annual rates of 0.20% of the first $100,000,000 of average daily net assets and 0.14% of any excess over $100,000,000. For the six months ended August 31, 1997, BISYS earned $113,315 under its Administration Agreement with the Fund.

     BISYS also provided the Fund with certain accounting and related services. For their services under the Fund Accounting Agreement, BISYS receives from the Fund a monthly fee of $2,500 plus reimbursement for out of pocket expenses. From the six months ended August 31, 1997, BISYS received fees and expense reimbursements of $20,654 under its Fund Accounting Agreement with the Fund.

     Transfer agency services and dividend and capital gain disbursing agent services, are currently provided to the Trust pursuant to a Transfer Agency Agreement between the Trust and BISYS ('Transfer Agency Agreement'). For its services under the Transfer Agency Agreement, BISYS is entitled to receive a fee of $8 per account per year plus out-of-pocket expenses. During the six month period ended August 31, 1997 BISYS received fees and expense reimbursements of $71,208 for the Builder Class and $13,029 for the Premier Class under its Transfer Agency Agreement with the Fund.

5.  OFF-BALANCE-SHEET RISK AND DERIVATIVES:

     The Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Futures contracts are one type of derivative financial instrument and are used by the Fund to hedge against changes in the values of New York tax exempt bonds that the Fund owns or expects to purchase. Although futures contracts are not used by the Fund for the purpose of leveraging or speculating, they can result in additional risks if used improperly. The objective in buying or selling a derivative instrument is to increase or decrease a Fund's exposure to changing security prices and interest rates. If the Adviser misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments, use of these derivatives could result in a loss, regardless of the Adviser's original intent to reduce risk.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                              FINANCIAL HIGHLIGHTS
                     AMOUNTS EXPRESSED AS DOLLARS ARE FOR A
                    SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               Year Ended    Year Ended
                                             Six Months Ended             Period Ended        ------------  February 28,
                                        --------------------------     ------------------     February 29,  ------------
                                             August 31, 1997           February 28, 1997          1996          1995
                                        --------------------------     ------------------     ------------  ------------
                                          Builder        Premier       Builder   Premier        Builder       Builder
                                           Class          Class         Class     Class*         Class         Class
                                        -----------    -----------     -------   --------     ------------  ------------
                                        (Unaudited)    (Unaudited)
Net Asset Value, Beginning of Period...   $ 17.73        $ 17.73       $ 17.96   $  17.57       $  17.31      $  18.24
                                        -----------    -----------     -------   --------     ------------  ------------
Income from Investment Operations:
    Net investment income..............      0.41           0.43          0.84       0.75           0.87          0.87
    Net realized and unrealized gains
      (losses) on securities...........      0.19           0.18         (0.10)      0.29           0.65         (0.71)
                                        -----------    -----------     -------   --------     ------------  ------------
    Total from Investment Operations...      0.60           0.61          0.74       1.04           1.52          0.16
                                        -----------    -----------     -------   --------     ------------  ------------
Less Distributions:
    Dividends from net investment
      income...........................     (0.41)         (0.43)        (0.84)     (0.75)         (0.87)        (0.87)
    Distributions from net realized
      capital gains....................        --             --         (0.13)     (0.13)            --            --
    Distributions in excess of net
      realized capital gains...........        --             --            --         --             --         (0.22)
                                        -----------    -----------     -------   --------     ------------  ------------
    Total Distributions................     (0.41)         (0.43)        (0.97)     (0.88)         (0.87)        (1.09)
                                        -----------    -----------     -------   --------     ------------  ------------

Net Asset Value, End of Period.........   $ 17.92        $ 17.91       $ 17.73   $  17.73       $  17.96      $  17.31
                                        -----------    -----------     -------   --------     ------------  ------------
                                        -----------    -----------     -------   --------     ------------  ------------
Total Return...........................      3.36%(c)       3.47%(c)      4.30%      6.03%(c)       8.95%         1.09%

Ratios/Supplemental Data:
    Net Assets, End of Period (in
      thousands).......................   $57,048        $61,977       $59,133   $ 59,356       $117,860      $108,020
    Ratio of Expenses to Average Net
      Assets...........................      0.98%(b)       0.78%(b)      1.03%      0.93%(b)       0.96%         0.93%
    Ratio of Expenses to Average Net
      Assets** ........................      1.02%(b)       0.82%(b)      1.07%      0.97%(b)       1.01%         0.93%
    Ratio of Net Investment Income to
      Average Net Assets...............      4.64%(b)       4.84%(b)      4.81%      4.88%(b)       4.91%         5.04%
    Ratio of Net Investment Income to
      Average Net Assets**.............      4.60%          4.80%         4.77%      4.84%          4.86%         5.04%
    Portfolio Turnover Rate (a)........       102%           102%          181%       181%           150%          143%


                                                 Year Ended
                                                February 28,
                                        ---------------------------
                                             1994          1993
                                         ------------  ------------
                                           Builder       Builder
                                            Class         Class
                                         ------------  ------------

Net Asset Value, Beginning of Period...    $  18.41      $  17.17
                                         ------------  ------------
Income from Investment Operations:
    Net investment income..............        0.90          0.94
    Net realized and unrealized gains
      (losses) on securities...........        0.09          1.43
                                         ------------  ------------
    Total from Investment Operations...        0.99          2.37
                                         ------------  ------------
Less Distributions:
    Dividends from net investment
      income...........................       (0.90)        (0.94)
    Distributions from net realized
      capital gains....................       (0.26)        (0.19)
    Distributions in excess of net
      realized capital gains...........          --            --
                                         ------------  ------------
    Total Distributions................       (1.16)        (1.13)
                                         ------------  ------------
Net Asset Value, End of Period.........    $  18.24      $  18.41
                                         ------------  ------------
                                         ------------  ------------
Total Return...........................        5.44%        14.32%
Ratios/Supplemental Data:
    Net Assets, End of Period (in
      thousands).......................    $108,305      $ 96,568
    Ratio of Expenses to Average Net
      Assets...........................        0.98%         1.03%
    Ratio of Expenses to Average Net
      Assets** ........................        0.98%         1.03%
    Ratio of Net Investment Income to
      Average Net Assets...............        4.85%         5.31%
    Ratio of Net Investment Income to
      Average Net Assets**.............        4.85%         5.31%
    Portfolio Turnover Rate (a)........         164%          122%

------------------
 * Premier Class commenced operations on April 15, 1996.

 ** Effective fiscal year ended February 29, 1996, the fund received custodian fee credits for cash balances maintained with the custodian. If such custodian fee credits had not been received, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(b) Annualized

(c) Not annualized

    The accompanying notes are an integral part of the financial statements.
                                       12

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

                      [This page intentionally left blank]

                                 THE MANAGEMENT
                             TRUSTEES AND OFFICERS

TRUSTEES

SETH M. GLICKENHAUS,* CHAIRMAN OF THE BOARD
OF TRUSTEES
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law

OFFICERS

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

FRANK M. DEUTCHKI
Vice President of the Fund; Registration and Compliance Officer, Fund Administration and Regulatory, Services, BISYS Fund Services

GEORGETTE L. HORTON
Vice President of the Fund; Director,
BISYS Fund Services

MICHAEL SAKALA
Treasurer of the Fund; Vice President and Treasurer, BISYS Fund Services

ELLEN STOUTAMIRE
Secretary of the Fund; Vice President, Client Legal Services, BISYS Fund
Services

AMY WARD KAUP
Assistant Secretary of the Fund, Associate Manager, Client Legal Services, BISYS Fund Services


ALAINA V. METZ
Assistant Secretary of the Fund; Chief Administrative Officer, Administration and Regulatory Services, BISYS Fund Services

BRUCE TREFF
Assistant Secretary of the Fund; Counsel, Administrative and Regulatory Services, BISYS Fund Services

* Trustee who is an 'interested person' of the Fund as that term is defined in the Investment Company Act of 1940.

                             [EMPIRE BUILDER LOGO]

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                             [EMPIRE BUILDER LOGO]

                              TAX FREE BOND FUND

                               SEMI ANNUAL REPORT
                                AUGUST 31, 1997

                       Investment Adviser and Distributor
                               GLICKENHAUS & CO.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                    BISYS FUND SERVICES LIMITED PARTNERSHIP
                           D/B/A BISYS FUND SERVICES
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS FUND SERVICES, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                       INVESTORS FIDUCIARY TRUST COMPANY
                              127 West 10th Street
                          Kansas City, Missouri 64105

                                 Legal Counsel
                                  ROPES & GRAY
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                          1301 Avenue of the Americas
                            New York, New York 10019

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.